Nature of Operations and Significant Accounting Policies - Deferred Acquisition Costs (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Recent Accounting Pronouncements
Deferred acquisition costs	$ 3,926.5	$ 3,939.2		$ 3,822.3
Retirement and Income Solutions
Recent Accounting Pronouncements
Deferred acquisition costs	918.9	930.0		964.4
Benefits and Protection
Recent Accounting Pronouncements
Deferred acquisition costs	3,007.6	3,009.2		2,857.9
Previously reported
Recent Accounting Pronouncements
Deferred acquisition costs				3,371.4
Previously reported | Retirement and Income Solutions
Recent Accounting Pronouncements
Deferred acquisition costs				730.4
Previously reported | Benefits and Protection
Recent Accounting Pronouncements
Deferred acquisition costs				2,641.0
Workplace savings and retirement solutions | Retirement and Income Solutions
Recent Accounting Pronouncements
Deferred acquisition costs	506.4	498.0	$ 489.0	477.2
Workplace savings and retirement solutions | Previously reported | Retirement and Income Solutions
Recent Accounting Pronouncements
Deferred acquisition costs				424.6
Individual variable annuities | Retirement and Income Solutions
Recent Accounting Pronouncements
Deferred acquisition costs	279.5	278.0	281.2	281.9
Individual variable annuities | Previously reported | Retirement and Income Solutions
Recent Accounting Pronouncements
Deferred acquisition costs				281.7
Pension risk transfer | Retirement and Income Solutions
Recent Accounting Pronouncements
Deferred acquisition costs	15.4	8.1	2.7
Individual fixed deferred annuities | Retirement and Income Solutions
Recent Accounting Pronouncements
Deferred acquisition costs	106.1	131.0	162.2	192.7
Individual fixed deferred annuities | Previously reported | Retirement and Income Solutions
Recent Accounting Pronouncements
Deferred acquisition costs				11.5
Investment only | Retirement and Income Solutions
Recent Accounting Pronouncements
Deferred acquisition costs	11.5	14.9	18.1	12.6
Investment only | Previously reported | Retirement and Income Solutions
Recent Accounting Pronouncements
Deferred acquisition costs				12.6
Individual disability | Benefits and Protection | Specialty Benefits
Recent Accounting Pronouncements
Deferred acquisition costs	667.7	626.1	580.7	529.8
Individual disability | Previously reported | Benefits and Protection | Specialty Benefits
Recent Accounting Pronouncements
Deferred acquisition costs				529.8
Universal life | Benefits and Protection | Life Insurance
Recent Accounting Pronouncements
Deferred acquisition costs	1,545.3	1,569.7	1,596.2	1,608.3
Universal life | Previously reported | Benefits and Protection | Life Insurance
Recent Accounting Pronouncements
Deferred acquisition costs				1,443.0
Term life | Benefits and Protection | Life Insurance
Recent Accounting Pronouncements
Deferred acquisition costs	678.8	685.7	678.9	607.9
Term life | Previously reported | Benefits and Protection | Life Insurance
Recent Accounting Pronouncements
Deferred acquisition costs				607.9
Participating life | Benefits and Protection | Life Insurance
Recent Accounting Pronouncements
Deferred acquisition costs	$ 84.7	$ 93.0	$ 102.3	111.9
Participating life | Previously reported | Benefits and Protection | Life Insurance
Recent Accounting Pronouncements
Deferred acquisition costs				60.3
ASU 2018-12 - Targeted improvements to the accounting for long-duration insurance contracts | Adjustment for reversal of unrealized gain (loss) from AOCI
Recent Accounting Pronouncements
Deferred acquisition costs				450.9
ASU 2018-12 - Targeted improvements to the accounting for long-duration insurance contracts | Adjustment for reversal of unrealized gain (loss) from AOCI | Retirement and Income Solutions
Recent Accounting Pronouncements
Deferred acquisition costs				234.0
ASU 2018-12 - Targeted improvements to the accounting for long-duration insurance contracts | Adjustment for reversal of unrealized gain (loss) from AOCI | Benefits and Protection
Recent Accounting Pronouncements
Deferred acquisition costs				216.9
ASU 2018-12 - Targeted improvements to the accounting for long-duration insurance contracts | Workplace savings and retirement solutions | Adjustment for reversal of unrealized gain (loss) from AOCI | Retirement and Income Solutions
Recent Accounting Pronouncements
Deferred acquisition costs				52.6
ASU 2018-12 - Targeted improvements to the accounting for long-duration insurance contracts | Individual variable annuities | Adjustment for reversal of unrealized gain (loss) from AOCI | Retirement and Income Solutions
Recent Accounting Pronouncements
Deferred acquisition costs				0.2
ASU 2018-12 - Targeted improvements to the accounting for long-duration insurance contracts | Individual fixed deferred annuities | Adjustment for reversal of unrealized gain (loss) from AOCI | Retirement and Income Solutions
Recent Accounting Pronouncements
Deferred acquisition costs				181.2
ASU 2018-12 - Targeted improvements to the accounting for long-duration insurance contracts | Universal life | Adjustment for reversal of unrealized gain (loss) from AOCI | Benefits and Protection | Life Insurance
Recent Accounting Pronouncements
Deferred acquisition costs				165.3
ASU 2018-12 - Targeted improvements to the accounting for long-duration insurance contracts | Participating life | Adjustment for reversal of unrealized gain (loss) from AOCI | Benefits and Protection | Life Insurance
Recent Accounting Pronouncements
Deferred acquisition costs				$ 51.6